-----------------------------------------------------------
Seligman
Tax-Exempt
Series Trust
-----------------------------------------------------------
11th Annual Report
September 30, 1995



-----------------------------------------------------------
(LOGO GOES HERE)



To the Shareholders

We are pleased to update you on Seligman Tax-Exempt Series Trust--the California High-Yield and Quality Series, the Florida Series, and the North Carolina Series--for the fiscal year ended September 30, 1995.

   The past 12 months have been a particularly turbulent period for fixed-income markets. During the fourth quarter of 1994, a strengthening economy continued to fuel fears of an acceleration in the inflation rate. By mid-November, municipal bond yields had climbed to their highest levels since 1991. Investors, until now conspicuous by their absence, were attracted by higher yields and cautiously began buying. The municipal market, however, was still trying to absorb an oversupply of inventory as well as attempting to overcome the aftershocks of the Orange County, California, debacle and thus improved at a slower rate than the U.S. Treasury market. As 1994 came to a close, the bond market recovery was firmly under way. The Federal Reserve Board's (FRB) decision on February 1 to once again raise the federal funds rate helped to sustain the rally by boosting investor confidence in the FRB's ability to contain inflation.

   The U.S. economy finally began to exhibit signs of moderating during the second quarter of 1995, spurring further declines in long-term yields. The FRB, encouraged by economic reports, voted on July 6 to lower the federal funds rate in order to minimize the risk of a recession. While the bond markets initially reacted positively to this news, it wasn't long before the next round of economic reports proved surprisingly robust, prompting speculation that the economy was not as weak as believed. Long-term yields reversed their decline and spiked sharply, dashing hopes of an imminent FRB easing. The municipal market began to improve in late August as signs of economic strength abated. By September 30, long-term yields were essentially unchanged from a year ago.

   For much of the past year, municipal market participants have been focusing on tax reform legislation. Investors, concerned about the impact on the tax-exempt status of municipal securities, have been demanding higher yields as compensation. Currently, long-term municipal bonds, compared with taxable bonds, are the most attractive they have been all year.
   A discussion with your Portfolio Manager about your Trust, along with highlights of performance, long-term investment results, portfolio holdings, and financial statements, follows this letter.

   For any additional information about Seligman Tax-Exempt Series Trust, or your investment in its shares, please write or call using the toll-free telephone numbers listed on page 26 of this report.

By order of the Trustees,

/s/ William C. Morris
William C. Morris
Chairman

                                                  /s/ Brian T. Zino
                                                      Brian T. Zino
                                                      President
November 3, 1995

Seligman Tax-Exempt Series Trust

Highlights September 30, 1995           California   California                  North
                                        High-Yield    Quality       Florida      Carolina
                                          Series       Series       Series       Series
Net Assets:
  Class A (in millions)                   $51.5        $94.9        $49.0        $37.4
  Class D (in millions)                     1.3          0.9          0.6          1.3
Yield:*
  Class A                                  4.28%        4.60%        4.04%        4.51%
  Class D                                  3.60         3.94         3.51         4.00
Dividends:**
  Class A                                $0.369       $0.344       $0.403       $0.389
  Class D                                 0.307        0.280        0.339        0.330
Capital Gain Distributions**                 --       $0.058       $0.002       $0.013
Net asset value per share:
  Class A                                 $6.47        $6.65        $7.71        $7.74
  Class D                                  6.48         6.63         7.72         7.74
Maximum offering price per share:
  Class A                                 $6.79        $6.98        $8.09        $8.13
  Class D                                  6.48         6.63         7.72         7.74
Moody's/S&P Ratings+
  Aaa/AAA                                    15%          67%          75%          45%
  Aa/AA                                       7           22           16           27
  A/A                                        25           11            9           28
  Baa/BBB                                    14           --           --           --
  Non-rated                                  39           --           --           --
Holdings by Market Sector+
  Revenue Bonds                              69%          88%          65%          77%
  General Obligation Bonds                   31           12           35           23
Weighted Average Maturity (years)          15.0         21.8         17.6         22.3

 *Current yield representing the annualized yield for the 30-day period ended September 30, 1995.
**Represents per share amount paid or declared in respect of Class A and Class D shares during the year ended September 30, 1995.
 +Percentages based on current market values of long-term holdings.
  Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A small portion of each State Series' income may be subject to applicable state and local taxes and to the federal alternative minimum tax. Past performance is not indicative of future investment results.

Annual Performance Overview

The following is a biography of your Portfolio Manager, a discussion with him regarding Seligman Tax-Exempt Series Trust, and a chart and table comparing your Trust's performance to the performance of the Lehman Brothers Municipal Bond Index.

Your Portfolio Manager

(PHOTO of Thomas G. Moles GOES HERE)

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, as well as President and Senior Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund, and Vice President and Senior Portfolio Manager of the Seligman tax-exempt mutual funds which include 19 separate portfolios. He is responsible for more than $2 billion in tax-exempt securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's tax-exempt efforts since joining the firm in 1983.

Factors Affecting Seligman Tax-Exempt Series Trust
"In general, the investment environment for municipal securities in 1995 was much more advantageous than in 1994. Looking back, interest rates continued to move higher during the fourth quarter of 1994 as negative market sentiment prevailed. The net asset values on long-term municipal bond mutual funds, including your Trust, declined as a result. The municipal market was further impacted by the Orange County, California, bankruptcy, which undermined confidence in the market.

"During the first half of 1995, yields on municipal bonds trended lower as the economy exhibited signs of moderating. The municipal market, however, underperformed the U.S. Treasury market due to concerns regarding tax reform. During the third quarter, stronger-than-expected economic reports caused a brief spike in interest rates. By September 30, however, the overall decline in long-term yields over the past 12 months had caused the net asset values of your Trust to improve."

Your Manager's Investment Strategy
"For much of the past year, there has been little difference between yields on 20-year and 30-year municipal bonds. We took advantage of the narrow yield spread and shortened maturities where opportunities allowed. By implementing this strategy, the Trust was able to maintain yields while lessening volatility.

"As the bond market gradually improved, your Trust assumed a less defensive posture. Shorter-term prerefunded positions were reduced and replaced with long-term bonds, as long-term bonds generally realize greater price appreciation than shorter-term bonds in a declining interest rate environment.

"The Trust continues to concentrate new purchases in higher-quality municipal bonds. The market has not been offering enough of an additional yield on lower-rated bonds to compensate for their increased risk. In addition, the Trust has focused on bonds issued to provide for essential services, such as water and sewer facilities, transportation projects, etc. These bonds generally offer increased security because revenues derived from the projects are often pledged as repayment for the principal and interest on the bonds."

Looking Ahead
"The municipal market faces many challenges in the months to come. With the Federal government shifting more and more responsibilities to individual states, we are concerned about the impact on state budgets. Additionally, the possibility exists that future tax reform legislation may affect the tax-exempt status of municipal securities. At present, however, tax reform is not a consideration in our decision making process. We will continue to stay abreast of the latest developments and adjust our strategy accordingly. Despite the challenges, we remain optimistic about the prospects for the municipal market. We believe a moderating economy and a vigilant Federal Reserve Board should keep inflation in check and prevent a repeat of the dramatic interest rate increases that occurred in 1994."

Performance Comparison Charts and Tables                September 30, 1995


The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Tax-Exempt Series Trust Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year or since-inception (where applicable) periods ended September 30, 1995, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Tax-Exempt Series Trust Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

Seligman California Tax-Exempt High-Yield Series


(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

Seligman California Tax-Exempt High-Yield Series
Class A
               with           without
             sales charge   sales charge   Lehman Index
9/30/85       $9,520.77      $10,000.00      $10,000.00
12/31/85     $10,323.43      $10,843.06      $10,807.87
3/31/86      $11,334.69      $11,905.22      $11,902.14
6/30/86      $11,296.66      $11,865.27      $11,829.06
9/30/86      $11,880.77      $12,478.79      $12,464.87
12/31/86     $12,275.72      $12,893.63      $12,895.64
3/31/87      $12,622.22      $13,257.57      $13,207.78
6/30/87      $12,177.96      $12,790.95      $12,849.29
9/30/87      $11,707.44      $12,296.76      $12,529.90
12/31/87     $12,268.72      $12,886.29      $13,089.78
3/31/88      $12,771.63      $13,414.50      $13,539.73
6/30/88      $13,004.99      $13,659.62      $13,802.22
9/30/88      $13,431.15      $14,107.22      $14,156.10
12/31/88     $13,879.33      $14,577.96      $14,420.02
3/31/89      $14,027.29      $14,733.37      $14,515.52
6/30/89      $14,678.98      $15,417.85      $15,374.75
9/30/89      $14,721.66      $15,462.68      $15,385.45
12/31/89     $15,167.06      $15,930.49      $15,975.78
3/31/90      $15,301.71      $16,071.92      $16,047.33
6/30/90      $15,631.01      $16,417.79      $16,422.02
9/30/90      $15,541.83      $16,324.13      $16,431.64
12/31/90     $16,077.50      $16,886.75      $17,140.38
3/31/91      $16,446.51      $17,274.34      $17,527.83
6/30/91      $16,802.18      $17,647.91      $17,901.99
9/30/91      $17,488.55      $18,368.83      $18,597.71
12/31/91     $17,762.48      $18,656.55      $19,221.27
3/31/92      $18,017.02      $18,923.91      $19,278.39
6/30/92      $18,663.01      $19,602.40      $20,009.10
9/30/92      $19,062.02      $20,021.49      $20,541.50
12/31/92     $19,455.87      $20,435.17      $20,915.25
3/31/93      $20,021.06      $21,028.81      $21,692.06
6/30/93      $20,599.23      $21,636.07      $22,401.82
9/30/93      $21,094.50      $22,156.28      $23,159.00
12/31/93     $21,383.44      $22,459.77      $23,484.78
3/31/94      $20,891.01      $21,942.55      $22,195.61
6/30/94      $21,008.52      $22,065.98      $22,439.94
9/30/94      $21,181.22      $22,247.39      $22,593.72
12/31/94     $20,786.71      $21,833.02      $22,270.84
3/31/95      $22,133.48      $23,247.58      $23,844.34
6/30/95      $22,557.45      $23,692.89      $24,418.70
9/30/95      $23,055.37      $24,215.86      $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman California Tax-Exempt High-Yield Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman California Tax-Exempt High-Yield Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                                            Since
                                      One          Five        10                                                 One     Inception
                                      Year        Years       Years                                               Year      2/1/94
                                      ----        -----       -----                                               ----    ---------
Seligman California Tax-Exempt                                           Seligman California Tax-Exempt
High-Yield Series                                                        High-Yield Series
  Class A with Sales Charge           3.74%       7.15%       8.71%        Class D with CDSL                      6.78%        n/a
  Class A without Sales Charge        8.85        8.21        9.25         Class D without CDSL                   7.78        3.05%
Lehman Index                         11.18        8.86        9.65       Lehman Index                            11.18        3.43

See page 7 for footnotes.

Seligman California Tax-Exempt Quality Series


(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

Seligman California Tax-Exempt Quality Series
Class A

               with           without
             sales charge   sales charge   Lehman Index

9/30/85       $9,522.29      $10,000.00      $10,000.00
12/31/85     $10,333.27      $10,851.66      $10,807.87
3/31/86      $11,305.52      $11,872.68      $11,902.14
6/30/86      $11,189.29      $11,750.62      $11,829.06
9/30/86      $11,718.20      $12,306.07      $12,464.87
12/31/86     $12,231.93      $12,845.56      $12,895.64
3/31/87      $12,503.32      $13,130.56      $13,207.78
6/30/87      $11,922.83      $12,520.94      $12,849.29
9/30/87      $11,414.86      $11,987.49      $12,529.90
12/31/87     $12,085.15      $12,691.41      $13,089.78
3/31/88      $12,502.91      $13,130.12      $13,539.73
6/30/88      $12,758.33      $13,398.35      $13,802.22
9/30/88      $13,054.54      $13,709.41      $14,156.10
12/31/88     $13,533.25      $14,212.14      $14,420.02
3/31/89      $13,626.57      $14,310.13      $14,515.52
6/30/89      $14,460.79      $15,186.21      $15,374.75
9/30/89      $14,341.10      $15,060.52      $15,385.45
12/31/89     $14,855.06      $15,600.26      $15,975.78
3/31/90      $14,837.34      $15,581.64      $16,047.33
6/30/90      $15,212.28      $15,975.41      $16,422.02
9/30/90      $14,946.88      $15,696.69      $16,431.64
12/31/90     $15,830.33      $16,624.46      $17,140.38
3/31/91      $16,096.70      $16,904.20      $17,527.83
6/30/91      $16,401.92      $17,224.73      $17,901.99
9/30/91      $17,091.70      $17,949.10      $18,597.71
12/31/91     $17,606.56      $18,489.80      $19,221.27
3/31/92      $17,578.29      $18,460.11      $19,278.39
6/30/92      $18,352.27      $19,272.92      $20,009.10
9/30/92      $18,725.49      $19,664.86      $20,541.50
12/31/92     $19,100.90      $20,059.10      $20,915.25
3/31/93      $20,010.30      $21,014.11      $21,692.06
6/30/93      $20,621.98      $21,656.47      $22,401.82
9/30/93      $21,332.07      $22,402.18      $23,159.00
12/31/93     $21,508.81      $22,587.79      $23,484.78
3/31/94      $20,083.52      $21,091.00      $22,195.61
6/30/94      $20,115.12      $21,124.19      $22,439.94
9/30/94      $20,167.59      $21,179.29      $22,593.72
12/31/94     $19,723.76      $20,713.20      $22,270.84
3/31/95      $21,493.30      $22,571.50      $23,844.34
6/30/95      $21,773.93      $22,866.21      $24,418.70
9/30/95      $22,354.85      $23,476.27      $25,120.77

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman California Tax-Exempt Quality Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman California Tax-Exempt Quality Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns


                                                                                                                            Since
                                      One          Five        10                                                 One     Inception
                                      Year        Years       Years                                               Year      2/1/94
                                      ----        -----       -----                                               ----    ---------
Seligman California Tax-Exempt                                           Seligman California Tax-Exempt
Quality Series                                                           Quality Series
  Class A with Sales Charge           5.56%       7.33%       8.38%        Class D with CDSL                      8.61%        n/a
  Class A without Sales Charge       10.85        8.38        8.91         Class D without CDSL                   9.61        0.50%
Lehman Index                         11.18        8.86        9.65       Lehman Index                            11.18        3.43

See page 7 for footnotes.

Seligman Florida Tax-Exempt Series


(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

Seligman Florida Tax-Exempt Series
Class A
                 with           without
             sales charge   sales charge   Lehman Index
11/17/86      $9,520.00      $10,000.00      $10,000.00
12/31/86      $9,440.00       $9,915.96       $9,972.40
3/31/87       $9,746.15      $10,237.55      $10,213.78
6/30/87       $9,038.15       $9,493.86       $9,936.55
9/30/87       $8,497.14       $8,925.56       $9,689.56
12/31/87      $9,211.39       $9,675.82      $10,122.53
3/31/88       $9,528.34      $10,008.75      $10,470.48
6/30/88       $9,821.14      $10,316.32      $10,673.47
9/30/88      $10,181.11      $10,694.43      $10,947.14
12/31/88     $10,602.68      $11,137.25      $11,151.23
3/31/89      $10,667.50      $11,205.34      $11,225.08
6/30/89      $11,466.91      $12,045.05      $11,889.54
9/30/89      $11,329.57      $11,900.79      $11,897.81
12/31/89     $11,806.56      $12,401.83      $12,354.32
3/31/90      $11,780.85      $12,374.83      $12,409.65
6/30/90      $12,088.56      $12,698.06      $12,669.40
9/30/90      $11,921.60      $12,522.68      $12,706.84
12/31/90     $12,568.70      $13,202.41      $13,254.92
3/31/91      $12,807.12      $13,452.86      $13,554.55
6/30/91      $13,070.42      $13,729.43      $13,843.89
9/30/91      $13,519.93      $14,201.60      $14,381.90
12/31/91     $13,902.81      $14,603.78      $14,864.10
3/31/92      $13,936.69      $14,639.37      $14,908.27
6/30/92      $14,487.07      $15,217.51      $15,473.35
9/30/92      $14,769.87      $15,514.56      $15,885.06
12/31/92     $15,164.27      $15,928.85      $16,174.09
3/31/93      $15,728.89      $16,521.94      $16,774.81
6/30/93      $16,410.07      $17,237.46      $17,323.68
9/30/93      $17,015.92      $17,873.85      $17,909.21
12/31/93     $17,214.39      $18,082.34      $18,161.15
3/31/94      $16,183.72      $16,999.71      $17,164.21
6/30/94      $16,310.21      $17,132.58      $17,353.16
9/30/94      $16,337.34      $17,161.07      $17,472.07
12/31/94     $16,264.46      $17,084.52      $17,222.38
3/31/95      $17,402.95      $18,280.41      $18,439.20
6/30/95      $17,677.99      $18,569.31      $18,883.36
9/30/95      $18,113.67      $19,026.96      $19,426.28


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman Florida Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Florida Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns+

                                                              Since                                                          Since
                                      One          Five     Inception                                               One    Inception
                                      Year        Years      11/17/86                                               Year      2/1/94
                                      ----        -----     ---------                                               ----   ---------
Seligman Florida                                                         Seligman Florida
Tax-Exempt Series                                                        Tax-Exempt Series
  Class A with Sales Charge           5.55%       7.69%       6.93%        Class D with CDSL                      9.07%        n/a
  Class A without Sales Charge       10.87        8.73        7.52         Class D without CDSL                  10.07        1.66%
Lehman Index                         11.18        8.86       7.81*       Lehman Index                            11.18        3.43
*From 11/30/86.

See page 7 for footnotes.

Seligman North Carolina Tax-Exempt Series


(The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.)

Seligman North Carolina Tax-Exempt Series
Class A
                 with           without
             sales charge   sales charge   Lehman Index
8/27/90       $9,520.00      $10,000.00      $10,000.00
9/30/90       $9,386.66       $9,859.94      $10,005.70
12/31/90      $9,783.90      $10,277.21      $10,437.27
3/31/91       $9,982.14      $10,485.43      $10,673.21
6/30/91      $10,082.82      $10,591.19      $10,901.04
9/30/91      $10,509.87      $11,039.77      $11,324.68
12/31/91     $10,823.93      $11,369.67      $11,704.39
3/31/92      $10,779.24      $11,322.73      $11,739.17
6/30/92      $11,211.91      $11,777.21      $12,184.12
9/30/92      $11,479.45      $12,058.24      $12,508.32
12/31/92     $11,706.35      $12,296.58      $12,735.90
3/31/93      $12,197.08      $12,812.04      $13,208.93
6/30/93      $12,631.47      $13,268.32      $13,641.12
9/30/93      $13,138.91      $13,801.36      $14,102.18
12/31/93     $13,225.95      $13,892.77      $14,300.57
3/31/94      $12,335.48      $12,957.41      $13,515.55
6/30/94      $12,372.28      $12,996.07      $13,664.33
9/30/94      $12,376.73      $13,000.75      $13,757.97
12/31/94     $12,254.16      $12,872.00      $13,561.36
3/31/95      $13,322.58      $13,994.27      $14,519.51
6/30/95      $13,563.10      $14,246.92      $14,869.25
9/30/95      $13,852.23      $14,550.63      $15,296.76

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman North Carolina Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman North Carolina Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns+

                                                              Since                                                          Since
                                      One          Five     Inception                                               One    Inception
                                      Year        Years       8/27/90                                               Year      2/1/94
                                      ----        -----     ---------                                               ----   ---------
Seligman North Carolina                                                  Seligman North Carolina
Tax-Exempt Series                                                        Tax-Exempt Series
  Class A with Sales Charge           6.66%       7.05%       6.61%        Class D with CDSL                     10.19%        n/a
  Class A without Sales Charge       11.92        8.09        7.64         Class D without CDSL                  11.19        1.28%
Lehman Index                         11.18        8.86       8.72*       Lehman Index                            11.18        3.43

*From 8/31/90.



+ At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series. This has the effect of increasing the Series' average annual total returns for all periods presented.
No adjustment was made to Class A shares' performance for periods prior to commencement dates, December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series. The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on differences in sales charges and fees paid by shareholders. Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

Portfolios of Investments                                                                                        September 30, 1995
                                                 CALIFORNIA HIGH-YIELD SERIES
   Face                                                                                                   Ratings          Market
   Amount                         Municipal Bonds                                                       Moody's/S&P+       Value
   ------                         ---------------                                                       ------------    -----------
$  710,000  Alameda, CA Community Improvement Commission Tax Allocation Bonds
              (West End Community Improvement Project), 9.20% due 1/1/2016                                 NR/NR        $   751,457
 1,000,000  Bakersfield, CA Hospital Rev. (Bakersfield Memorial Hospital), 6.50% due 1/1/2022              A/A            1,013,220
   825,000  Barstow, CA Redevelopment Agency Tax Allocation Bonds (Central Redevelopment
              Project), 7 5/8% due 8/1/2011                                                                NR/NR            873,724
 3,000,000  California Department of Water Resources Water System Rev. (Central Valley Project),
              6% due 12/1/2020                                                                             Aa/AA          2,984,250
 1,000,000  California Health Facilities Financing Authority Rev. Catholic Health Corporation
              (St. Elizabeth Community Hospital Project), 6.30% due 11/15/2015                             A1/A+          1,001,950
 1,500,000  California Pollution Control Financing Authority Pollution Control Rev.
              (Pacific Gas & Electric Co.), 7.50% due 5/1/2016                                             A2/A           1,564,800
 2,500,000  California Public Works Board Lease Rev. (Department of Corrections--Del Norte),
              5 1/8% due 12/1/2008                                                                         A/A-           2,376,750
 1,000,000  Cupertino, CA Certificates of Participation (Cupertino Public Facilities Corporation),
              7.75% due 7/1/2016                                                                           NR/NR          1,047,010
   175,000  Fairfield, CA Improvement Bonds (Smith Ranch Assessment District),
              7.35% due 9/2/2003                                                                           NR/NR            180,448
   155,000  Fairfield, CA Improvement Bonds (Smith Ranch Assessment District),
                7.40% due 9/2/2007                                                                         NR/NR            159,745
 1,000,000  Folsom, CA Special Tax Bonds (Willow Creek Community Facilities District No. 1),
              8.25% due 12/1/2006                                                                          NR/NR          1,073,350
 1,000,000  Fontana, CA Certificates of Participation (Police Facility Project), 7.75% due 4/1/2016        Baa/NR         1,038,220
   500,000  Los Angeles, CA Certificates of Participation (Convention & Exhibition Center
              Authority), 7 3/8% due 8/15/2018                                                             Aaa/AAA          561,275
   500,000  Los Angeles, CA Community Redevelopment Agency Multi-Family Housing Rev.
              (Grand Central Square), 5.85% due 12/1/2026*                                                 A/BBB+           436,460
 1,300,000  Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018                                     A1/A           1,426,841
 1,000,000  Los Angeles County, CA Certificates of Participation (Sheriff's Training Academy
              and San Fernando Courthouse), 7.75% due 7/1/2016                                             NR/NR          1,047,010
 2,385,000  Los Angeles County, CA Transportation Commission  Sales Tax Rev.,
              5.75% due 7/1/2018                                                                           Aaa/AAA        2,308,370
   400,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
              7.25% due 9/2/2007                                                                           NR/NR            408,608
   400,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
              7.30% due 9/2/2008                                                                           NR/NR            409,380
   250,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
              7.30% due 9/2/2011                                                                           NR/NR            255,180
   100,000  Oxnard, CA Certificates of Participation (River Ridge Public Parking Project),
              9.10% due 12/1/2003                                                                          Baa1/BBB+        102,852
 1,000,000  Oxnard Union High School District, CA Certificates of Participation
              (Union High School), 7.70% due 11/1/2019                                                     NR/NR          1,139,340
   750,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
              (Central Business District), 9.30% due 5/15/2010                                             Baa1/NR          756,727
 2,245,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
              6.15% due 9/2/2012                                                                           Baa/NR         2,237,816
 1,020,000  Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
              (Frank Sinatra Drive Extension), 8.30% due 9/2/2008                                          NR/NR          1,053,813
 1,200,000  Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
              (Frank Sinatra Drive Extension), 8.30% due 9/2/2011                                          NR/NR          1,240,296
     5,000  Riverside County, CA (Single Family Mortgage Rev.), 10.50% due 9/1/2014                        NR/BBB+            5,253
 2,000,000  San Francisco, CA State Building Authority Lease Rev. (State of California Dept. of
              General Services Lease), 5% due 10/1/2013                                                    A/A-           1,769,540
 3,000,000  San Joaquin Hills, CA Transportation Corridor Agency (Orange County
              Senior Lien Toll Road), 6.75% due 1/1/2032                                                   NR/NR          3,040,740
 1,500,000  Santa Barbara, CA Certificates of Participation (Harbor Improvement Project),
              7.70% due 10/1/2016                                                                          NR/NR          1,530,435
 1,000,000  Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara Convention Center
              Complex), 7.10% due 9/2/2011                                                                 NR/NR          1,030,410
 1,500,000  Santa Cruz, CA Hospital Rev. (Dominican Santa Cruz Hospital), 7% due 12/1/2013                 A1/A+          1,586,550
 2,000,000  Santa Margarita, CA Water District G.O.'s, 7.50% due 11/1/2005                                 NR/NR          2,091,640
 1,000,000  Southern California Public Power Authority Power Project Rev. (Multiple Projects),
              6% due 7/1/2018                                                                              A/A              970,910
 3,000,000  Southern California Public Power Authority Power Project Rev. (Multiple Projects),
              6% due 7/1/2018                                                                              Aaa/AAA        3,203,670
   940,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
              (Ogden Martin System of Stanislaus, Inc. Project), 7.50% due 1/1/2005                        NR/BBB+          985,421
   785,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
              (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010                       NR/BBB+          834,628
   250,000  Tustin, CA Improvement Bonds (Assessment District No. 85-1), 8.15% due 9/2/2011                NR/NR            256,377
   615,000  Tustin, CA Improvement Bonds (Assessment District No. 85-1), 8.15% due 9/2/2011                NR/NR            635,855
 1,000,000  Ukiah, CA Electric Rev., 8% due 6/1/2018                                                       NR/AAA         1,047,160
                                                                                                                        -----------
Total Municipal Bonds (Cost $44,563,474)--88.0%                                                                          46,437,481
                                                                                                                        -----------
                           Variable Rate Demand Notes
                           --------------------------
 2,000,000  New York City G.O.'s due 10/1/2021                                                           VMIG-1/A-1+      2,000,000
 3,300,000  Person County, NC Industrial Facility & Pollution Control Rev. due 11/1/2016*                  P-1/NR         3,300,000
                                                                                                                        -----------
Total Variable Rate Demand Notes (Cost $5,300,000)--10.0%                                                                 5,300,000
                                                                                                                        -----------
Other Assets Less Liabilities--2.0%                                                                                       1,043,830
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $52,781,311
* Interest income earned from this security is subject to the federal alternative minimum tax.                          ===========
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


                                                     CALIFORNIA QUALITY SERIES
    Face                                                                                                   Ratings          Market
   Amount                         Municipal Bonds                                                       Moody's/S&P+       Value
   ------                         ---------------                                                       ------------    -----------
$2,000,000  California Department of Water Resources Water System Rev. (Central Valley Project),
              6 1/8% due 12/1/2013                                                                         Aa/AA        $ 2,021,140
   2,000,000  California Educational Facilities Authority Rev. (Stanford University), 6.75% due 1/1/2013   Aaa/AAA        2,187,160
 3,200,000  California Educational Facilities Authority Rev. (University of Southern California Project),
              5.80% due 10/1/2015                                                                          Aa/AA          3,086,304
 3,440,000  California Educational Facilities Authority Rev. (Pomona College), 6% due 2/15/2017            Aa1/AA         3,439,656
 4,500,000  California Educational Facilities Authority Rev. (California Institute of Technology),
              6% due 1/1/2021                                                                              Aaa/AAA        4,501,755
 3,000,000  California Health Facilities Financing Authority Health Facility Rev. (Kaiser Permanente),
              6.50% due 12/1/2020                                                                          Aa3/AA         3,056,340
 2,000,000  California Health Facilities Financing Authority Insured Hospital Rev.
              (Scripps Memorial Hospital), 6 3/8% due 10/1/2022                                            Aaa/AAA        2,061,400
     5,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
              8.75% due 8/1/2010                                                                           Aaa/AAA            5,309
   425,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
              8 5/8% due 8/1/2015                                                                          Aaa/AAA          450,547
 2,000,000  California Housing Finance Agency Housing Rev., 5.60% due 8/1/2024                             Aaa/AAA        1,862,300
 2,850,000  California Housing Finance Agency Home Mortgage Rev., 6.75% due 2/1/2025*                      Aa/AA-         2,911,132
   960,000  California Public Capital Improvements Financing Authority (Pooled Projects),
              8.10% due 3/1/2018                                                                           Aaa/AAA        1,036,819
 3,000,000  California Public Works Board Lease Rev. (Correctional Facilities Improvements),
              5.75% due 9/1/2021                                                                           A/A-           2,797,590
 7,000,000  California State G.O.'s, 4.75% due 9/1/2010                                                    A1/A           6,170,010
 3,000,000  California Statewide Communities Development Authority Certificates of Participation
              (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023                                  Aaa/AAA        2,632,140
 5,000,000  Contra Costa Water District, CA, 5.50% due 10/1/2019                                           Aaa/AAA        4,732,600
 3,500,000  East Bay, CA Municipal Utility District Water System Rev., 6% due 6/1/2012                     Aaa/AAA        3,537,275
 2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
              6.75% due 7/1/2012                                                                           Aaa/AAA        2,786,375
 3,000,000  Fresno, CA Sewer System Rev., 5.25% due 9/1/2019                                               Aaa/AAA        2,760,540
 2,000,000  Industry, CA G.O.'s, 7 3/8% due 7/1/2015                                                       Aaa/AAA        2,247,300
 3,000,000  Los Angeles Department of Water & Power, CA Electric Plant Rev., 6 3/8% due 2/1/2020           Aa/AA-         3,060,480
 2,000,000  M-S-R Public Power Agency, CA (San Juan Project), 6 7/8% due 7/1/2019                          Aaa/AAA        2,088,720
 2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023                              A1/AA          1,885,140
 3,000,000  Metropolitan Water District of Southern California Waterworks G.O.'s,
                5.75% due 3/1/2014                                                                         Aaa/AAA        2,949,660
 4,500,000  Northern California Power Agency Public Power Rev. (Combustion Turbine Project A-1),
              6% due 8/15/2010                                                                             Aaa/AAA        4,567,815
 4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.),
              6% due 2/15/2009                                                                             Aaa/AAA        4,624,740
 3,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.), 6.60% due 7/1/2012         Aaa/AAA        3,474,868
 3,000,000  San Francisco, CA (City & County) Airport Commission Rev.
              (International Airport), 6.60% due 5/1/2024*                                                 Aaa/AAA        3,160,950
 3,000,000  San Francisco, CA (City & County) Public Utilities Commission Water Rev.,
              6% due 11/1/2015                                                                             Aa/AA          3,001,500
 2,000,000  Santa Rosa, CA (Sonoma County) Wastewater Rev. (Subregional Wastewater Project),
              6.50% due 9/1/2022                                                                           Aaa/AAA        2,100,580
 4,500,000  Southern California Public Power Authority Transmission Project Rev.,
              5% due 7/1/2022                                                                              Aaa/AAA        3,893,085
 5,000,000  University of California Regents (Multiple Purpose Projects), 6 3/8% due 9/1/2024              Aaa/AAA        5,152,100
                                                                                                                        -----------
Total Municipal Bonds (Cost $92,560,054)--98.4%                                                                          94,243,330
Variable Rate Demand Notes (Cost $300,000)--0.3%                                                                            300,000
Other Assets Less Liabilities--1.3%                                                                                       1,266,225
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $95,809,555
* Interest income earned from this security is subject to the federal alternative minimum tax.                          ===========
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


                                                           FLORIDA SERIES
    Face                                                                                                   Ratings          Market
   Amount                         Municipal Bonds                                                       Moody's/S&P+       Value
   ------                         ---------------                                                       ------------    -----------
   500,000  Broward County, FL G.O.'s (Environmentally Sensitive Lands Project),
              6.90% due 7/1/2009                                                                           Aaa/AAA      $   532,925
 2,000,000  Broward County, FL Water & Sewer Utility Rev., 6.50% due 10/1/2017                             Aaa/AAA        2,227,080
 2,500,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018                                Aaa/AAA        2,241,825
 1,500,000  Broward County School District, FL G.O.'s, 7 1/8% due 2/15/2008                                Aaa/AAA        1,659,285
 1,500,000  Citrus County, FL Pollution Control Rev. (Florida Power Corporation Crystal River
              Power Plant Project), 6 5/8% due 1/1/2027                                                    A1/A+          1,574,070
 2,000,000  Collier County, FL Water & Sewer Rev., 5.25% due 7/1/2021                                      Aaa/AAA        1,838,640
 1,250,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*                                           Aaa/AAA        1,262,425
 1,000,000  Dade County, FL Public Facilities Rev. (Jackson Memorial Hospital),
              5.25% due 6/1/2023                                                                           Aaa/AAA          910,520
 1,000,000  Dade County, FL Seaport G.O.'s, 6.25% due 10/1/2021                                            Aaa/AAA        1,030,420
 2,000,000  Dade County Health Facilities Authority, FL Hospital Rev. (Baptist Hospital
              of Miami Project), 5.25% due 5/15/2021                                                       Aaa/AAA        1,826,700
 1,000,000  Dunes Community Development District, FL Rev. (Intracoastal Waterway Bridge Project),
              7% due 2/1/2007                                                                              NR/A           1,056,540
 1,000,000  Florida Housing Finance Agency (General Mortgage Rev.), 6.35% due 6/1/2014                     NR/AAA         1,020,140
 1,000,000  Florida Housing Finance Agency Rev. (Single Family Mortgage), 6.55% due 7/1/2014*              Aa/AAA         1,026,300
 1,000,000  Florida State Board of Education Public Education Capital Outlay, 6.75% due 6/1/2021           Aa/AA          1,116,560
 1,000,000  Florida State Department of Natural Resources Rev. (Save Our Coast),
              7.35% due 7/1/2008                                                                           Aaa/AAA        1,045,700
 1,000,000  Florida State Municipal Power Agency Rev. (St. Lucie Project), 5.50% due 10/1/2012             Aaa/AAA          972,030
 2,500,000  Florida State Turnpike Authority Turnpike Rev., 5 5/8% due 7/1/2025                            Aaa/AAA        2,441,500
 1,500,000  Gainesville, FL Utilities System Rev., 5.50% due 10/1/2013                                     Aa/AA          1,455,000
 2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International Airport),
              5 3/8% due 10/1/2023*                                                                        Aaa/AAA        2,329,225
 1,000,000  Hollywood, FL Water & Sewer Rev., 6 7/8% due 10/1/2021                                         Aaa/AAA        1,135,670
 1,050,000  Jacksonville Beach, FL Utilities Rev., 7.50% due 10/1/2014                                     Aaa/AAA        1,108,391
 1,500,000  Jacksonville Electric Authority, FL Rev. (St. Johns River Power Park System),
              5.50% due 10/1/2013                                                                          Aa1/AA         1,456,620
 2,000,000  Kissimmee Utility Authority, FL Electric System Improvement Rev.,
              5.25% due 10/1/2018                                                                          Aaa/AAA        1,856,440
 1,000,000  Lee County, FL  Transportation Facilities Rev., 6% due 10/1/2015                               Aaa/AAA        1,010,650
 1,000,000  Naples, FL Hospital Rev. (Naples Community Hospital, Inc. Project), 7% due 10/1/2013           Aaa/AAA        1,050,720
 1,000,000  Orange County Health Facilities Authority, FL Rev. (Orlando Regional Medical Center),
              6.80% due 10/1/2015                                                                          Aaa/AAA        1,072,120
 2,000,000  Orlando, FL Utilities Commission Water & Electric Rev., 5.50% due 10/1/2026                    Aa/AA-         1,884,020
 1,000,000  Orlando-Orange County Expressway Authority, FL Expressway Rev., 7.50% due 7/1/2016             Aaa/AAA        1,046,790
 1,000,000  Osceola County, FL Transportation Rev. (Osceola Parkway Project), 6.10% due 4/1/2017           Aaa/AAA        1,012,550
 1,200,000  Palm Beach County, FL Criminal Justice Facilities Rev., 7.25% due 6/1/2011                     Aaa/AAA        1,362,492
 1,500,000  Palm Beach County, FL Water & Sewer Rev., 7 1/8% due 10/1/2009                                 A1/A+          1,570,740
 1,625,000  Palm Beach County, FL Water & Sewer Rev., 5.25% due 10/1/2013                                  Aaa/AAA        1,536,340
 1,000,000  Pensacola Health Facilities Authority, FL Health Facilities Rev. (Daughters of Charity
              National Health System--Sacred Heart Hospital of Pensacola), 5.25% due 1/1/2011              Aa/NR            930,350
 1,000,000  St. Lucie County, FL Utility System Rev., 7 1/8% due 10/1/2017                                 Aaa/AAA        1,137,310
 1,250,000  Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle Aeronautical
              University Project), 6 5/8% due 10/15/2022                                                   NR/AAA         1,319,025
                                                                                                                        -----------
Total Municipal Bonds (Cost $46,771,044)--96.8%                                                                          48,057,113
Variable Rate Demand Notes (Cost $500,000)--1.0%                                                                            500,000
Other Assets Less Liabilities--2.2%                                                                                       1,075,778
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $49,632,891
* Interest income earned from this security is subject to the federal alternative minimum tax.                          ===========
Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


                                                        NORTH CAROLINA SERIES
    Face                                                                                                   Ratings          Market
   Amount                         Municipal Bonds                                                       Moody's/S&P+       Value
   ------                         ---------------                                                       ------------    -----------
 1,250,000  Appalachian State University, NC Housing & Student Center System Rev.,
              5 5/8% due 7/15/2015                                                                         Aaa/AAA       $1,221,450
   600,000  Buncombe County, NC Metropolitan Sewerage District (Sewerage System Rev.),
              5.50% due 7/1/2022                                                                           Aaa/AAA          574,842
 2,000,000  Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev.,
              6.25% due 1/1/2020                                                                           Aa/AA          2,018,980
 1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law Enforcement
              Center Project), 5 3/8% due 6/1/2013                                                         Aa1/AA           961,860
 2,000,000  Charlotte, NC Water & Sewer G.O.'s, 5.90% due 2/1/2017                                         Aaa/AAA        2,051,300
 1,590,000  Concord, NC Utilities System Rev., 5.75% due 12/1/2017                                         Aaa/AAA        1,574,116
   500,000  Cumberland County, NC Hospital Facility Rev. (Cumberland County Hospital
              System, Inc.), 6% due 10/1/2021                                                              Aaa/AAA          498,040
 2,000,000  Fayetteville, NC Public Works Commission Rev., 4.75% due 3/1/2014                              Aaa/AAA        1,739,540
 2,500,000  Martin County Industrial Facilities and Pollution Control Financing Authority, NC
              (Weyerhaeuser Company Project), 5.65% due 12/1/2023*                                         A2/A           2,305,200
 1,000,000  North Carolina Eastern Municipal Power Agency Power System Rev., 5% due 1/1/2021               Aaa/BBB+         892,100
   500,000  North Carolina Educational Facilities Financing Authority Rev. (Duke University Project),
              6.75% due 10/1/2021                                                                          Aa1/AA           534,830
   500,000  North Carolina Educational Facilities Financing Authority Rev. (Elon College Project),
              6 3/8% due 1/1/2014                                                                          NR/AAA           515,940
   600,000  North Carolina Housing Finance Agency Rev. (Multi-Family), 5.80% due 7/1/2014                  Aa/AA            574,812
 1,500,000  North Carolina Housing Finance Agency Rev. (Single Family), 6.50% due 3/1/2018                 Aa/A+          1,542,750
   250,000  North Carolina Housing Finance Agency Rev. (Multi-Family), 5.90% due 7/1/2026                  Aa/AA            237,750
   750,000  North Carolina Medical Care Commission Hospital Rev. (North Carolina Baptist
              Hospital Project), 6 3/8% due 6/1/2014                                                       Aa/AA-           771,263
 1,000,000  North Carolina Medical Care Commission Hospital Rev. (Mercy Hospital Project),
              6.50% due 8/1/2015                                                                           NR/A-          1,016,670
 1,250,000  North Carolina Medical Care Commission Hospital Rev. (Rex Hospital Project),
              6.25% due 6/1/2017                                                                           A1/A+          1,299,500
 1,500,000  North Carolina Medical Care Commission Hospital Rev. (Carolina Medicorp Project),
              6% due 5/1/2021                                                                              Aa/AA          1,495,995
 1,000,000  North Carolina Medical Care Commission Hospital Rev. (Memorial Mission Hospital
              Project), 6% due 10/1/2022                                                                   Aaa/AAA          996,020
 2,250,000  North Carolina Medical Care Commission Hospital Rev. (Presbyterian Health Services
              Corp. Project), 6% due 10/1/2024                                                             Aa/AA          2,228,580
 2,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 5% due 1/1/2018             Aaa/AAA        1,762,600
 3,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 5% due 1/1/2020             Aaa/AAA        2,682,120
 1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016                                    Aa/AA            930,310
   250,000  Piedmont Triad Airport Authority, NC Airport Rev. Series "A," 6.75% due 7/1/2016               Aaa/AAA          269,042
   775,000  Raleigh, NC G.O.'s, 6.50% due 3/1/2008                                                         Aaa/AAA          838,356
   200,000  Transylvania County, NC G.O.'s, 6.80% due 4/1/2007                                             A/A              218,324
   500,000  University of North Carolina Chapel Hill Housing System Rev., 6.40% due 11/1/2010              NR/AA-           529,365
   500,000  University of North Carolina Hospitals at Chapel Hill Rev., 6 3/8% due 2/15/2017               A1/AA-           519,150
 1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority, NC
              (Carolina Power & Light), 6.90% due 4/1/2009                                                 A2/A1          1,670,141
 1,500,000  Wake County, NC Hospital System Rev. (Wake Medical Center), 5 1/8% due 10/1/2026               Aaa/AAA        1,331,550
   500,000  Wayne County, NC G.O.'s, 5.90% due 2/1/2009                                                    A/A+             520,630
 1,440,000  Wilkes County, NC G.O.'s, 5.30% due 6/1/2007                                                   A/A            1,443,614
                                                                                                                        -----------
Total Municipal Bonds (Cost $37,370,897)--97.6%                                                                          37,766,740
Variable Rate Demand Notes (Cost $500,000)--1.3%                                                                            500,000
Other Assets Less Liabilities--1.1%                                                                                         436,162
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $38,702,902
                                                                                                                        ===========

* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

Statements of Assets and Liabilities                                                                   September 30, 1995
                                                           California        California                           North
                                                          High-Yield         Quality          Florida           Carolina
                                                            Series            Series           Series            Series
                                                         -----------       -----------       -----------       -----------
Assets:
Investments, at value (see portfolios of investments):
  Long-term holdings                                     $46,437,481       $94,243,330       $48,057,113       $37,766,740
  Short-term holdings                                      5,300,000           300,000           500,000           500,000
                                                         -----------       -----------       -----------       -----------
                                                          51,737,481        94,543,330        48,557,113        38,266,740
Cash                                                          70,293           145,213            65,678            53,168
Interest receivable                                          890,243         1,351,681         1,168,113           669,582
Receivable for Shares of Beneficial Interest sold            324,150             2,882            52,397               984
Expenses prepaid to shareholder service agent                 19,954            38,052            19,693            22,151
Other                                                             --             3,683                --             1,521
                                                         -----------       -----------       -----------       -----------
Total Assets                                              53,042,121        96,084,841        49,862,994        39,014,146
                                                         -----------       -----------       -----------       -----------
Liabilities:
Dividends payable                                            101,114           168,241            85,866            64,328
Payable for Shares of Beneficial Interest repurchased         80,664                --            62,567           188,545
Accrued expenses, taxes, and other                            79,032           107,045            81,670            58,371
                                                         -----------       -----------       -----------       -----------
Total Liabilities                                            260,810           275,286           230,103           311,244
                                                         -----------       -----------       -----------       -----------
Net Assets                                               $52,781,311       $95,809,555       $49,632,891       $38,702,902
                                                         ===========       ===========       ===========       ===========

Composition of Net Assets:
Shares of Beneficial Interest, at par:
  Class A                                                $     7,962       $    14,285            $6,362            $4,839
  Class D                                                        197               130                78               162
Additional paid-in capital                                50,819,382        94,151,974        48,046,264        38,235,553
Undistributed/accumulated net realized gain (loss)            79,763           (40,110)          294,118            66,505
Net unrealized appreciation of investments                 1,874,007         1,683,276         1,286,069           395,843
                                                         -----------       -----------       -----------       -----------
Net Assets                                               $52,781,311       $95,809,555       $49,632,891       $38,702,902
                                                         ===========       ===========       ===========       ===========

Net Assets:
  Class A                                                $51,504,554       $94,946,861       $49,029,496       $37,446,269
  Class D                                                $ 1,276,757       $   862,694       $   603,395       $ 1,256,633
Shares of Beneficial Interest outstanding (Unlimited
  shares authorized, except Florida Series 20,000,000
  shares authorized; $.001 par value):
  Class A                                                  7,962,130        14,285,339         6,361,677         4,838,689
  Class D                                                    197,165           130,027            78,171           162,457
Net Asset Value per share:
  Class A                                                      $6.47             $6.65             $7.71             $7.74
  Class D                                                      $6.48             $6.63             $7.72             $7.74

----------------
See notes to financial statements.

Statements of Operations                                                 For the year ended September 30, 1995
                                              California        California                            North
                                              High-Yield         Quality           Florida           Carolina
                                                Series            Series            Series            Series
                                              ----------        ----------        ----------        ----------
Investment income:
Interest                                      $3,250,691        $6,033,338        $3,002,407        $2,385,611
                                              ----------        ----------        ----------        ----------

Expenses:
Management fees                                  241,396           483,174            94,276            55,938
Shareholder account services                      72,646           134,036            75,022            94,761
Distribution and service fees                     53,370           100,684           119,281           105,492
Auditing and legal fees                           25,202            25,215            26,390            28,217
Custody and related services                      21,208            97,901            18,151            27,960
Shareholder reports and communications             9,317             7,820             7,458             6,758
Trustees' fees and expenses                        7,984             8,115             7,298             7,153
Registration                                       5,363             6,697             4,099             5,697
Miscellaneous                                      6,985             8,704             6,769             4,217
                                              ----------        ----------        ----------        ----------
Total expenses                                   443,471           872,346           358,744           336,193
                                              ----------        ----------        ----------        ----------
Net investment income                          2,807,220         5,160,992         2,643,663         2,049,418
                                              ----------        ----------        ----------        ----------
Net realized and unrealized gain (loss)
  on investments:
Net realized gain (loss) on investments           88,139           (40,110)          295,392            67,083
Net change in unrealized appreciation/
  depreciation of investments                  1,121,392         4,529,579         2,057,465         2,320,714
                                              ----------        ----------        ----------        ----------
Net gain on investments                        1,209,531         4,489,469         2,352,857         2,387,797
                                              ----------        ----------        ----------        ----------
Increase in net assets from operations        $4,016,751        $9,650,461        $4,996,520        $4,437,215
                                              ==========        ==========        ==========        ==========

-----------------
See notes to financial statements.

Statements of Changes in Net Assets
                                                             California High-Yield                California Quality
                                                                   Series                              Series
                                                         -----------------------------       -----------------------------
                                                            Year ended September 30             Year ended September 30
                                                         -----------------------------       -----------------------------
                                                             1995              1994              1995              1994
                                                         -----------       -----------       -----------      ------------
Operations:
Net investment income                                    $ 2,807,220       $ 2,855,053       $ 5,160,992      $  5,537,990
Net realized gain (loss) on investments                       88,139           296,724           (40,110)        1,699,245
Net change in unrealized appreciation/depreciation
  of investments                                           1,121,392        (2,966,240)        4,529,579       (13,151,970)
                                                         -----------       -----------       -----------      ------------
Increase (decrease) in net assets from operations          4,016,751           185,537         9,650,461        (5,914,735)
                                                         -----------       -----------       -----------      ------------
Distributions to shareholders:
Net investment income:
  Class A                                                 (2,768,632)       (2,841,218)       (5,122,722)       (5,523,434)
  Class D                                                    (38,588)          (13,835)          (38,270)          (14,556)
Net realized gain on investments:
  Class A                                                         --          (651,601)         (893,986)       (2,473,637)
  Class D                                                         --                --            (7,846)               --
                                                         -----------       -----------       -----------      ------------
Decrease in net assets from distributions                 (2,807,220)       (3,506,654)       (6,062,824)       (8,011,627)
                                                         -----------       -----------       -----------      ------------
Transactions in Shares of Beneficial Interest:*
Net proceeds from sale of shares:
  Class A                                                  6,943,019         3,186,756         3,791,860         8,288,928
  Class D                                                    707,886           702,222           336,722           742,183
Shares issued in payment of dividends:
  Class A                                                  1,388,517         1,419,731         2,556,436         2,772,508
  Class D                                                     29,049             9,395            16,286             5,784
Exchanged from associated Funds:
  Class A                                                  2,554,338           459,044         1,674,871         2,025,609
  Class D                                                      9,444             2,892            36,700           110,731
Shares issued in payment of gain distributions:
  Class A                                                         --           441,866           588,709         1,645,620
  Class D                                                         --                --             3,308                --
                                                         -----------       -----------       -----------      ------------
Total                                                     11,632,253         6,221,906         9,004,892        15,591,363
                                                         -----------       -----------       -----------      -----------
Cost of shares repurchased:
  Class A                                                 (6,675,164)       (5,032,468)      (12,989,249)      (10,846,020)
  Class D                                                    (12,518)          (46,242)         (274,505)          (16,784)
Exchanged into associated Funds:
  Class A                                                 (1,900,990)         (380,165)       (3,245,114)       (2,700,925)
  Class D                                                   (128,605)           (2,902)         (105,836)           (2,000)
                                                         -----------       -----------       -----------      ------------
Total                                                     (8,717,277)       (5,461,777)      (16,614,704)      (13,565,729)
                                                         -----------       -----------       ----------      ------------
Increase (decrease) in net assets from transactions
  in Shares of Beneficial Interest                         2,914,976           760,129        (7,609,812)        2,025,634
                                                         -----------       -----------       -----------      ------------
Increase (decrease) in net assets                          4,124,507        (2,560,988)       (4,022,175)      (11,900,728)
Net Assets:
Beginning of year                                         48,656,804        51,217,792        99,831,730       111,732,458
                                                         -----------       -----------       -----------      ------------
End of year                                              $52,781,311       $48,656,804       $95,809,555      $ 99,831,730
                                                         ===========       ===========       ============     ============

                                                                                                      North Carolina
                                                                 Florida Series                           Series
                                                         -----------------------------       ------------------------------
                                                            Year ended September 30             Year ended September 30
                                                         -----------------------------       ------------------------------
                                                            1995              1994               1995              1994
                                                         -----------       -----------       -----------       ------------
Operations:
Net investment income                                    $ 2,643,663       $ 2,878,001       $ 2,049,418       $ 2,159,442
Net realized gain (loss) on investments                      295,392           200,813            67,083           270,319
Net change in unrealized appreciation/depreciation
  of investments                                           2,057,465        (5,275,433)        2,320,714        (4,951,199)
                                                         -----------       -----------       -----------       -----------
Increase (decrease) in net assets from operations          4,996,520        (2,196,619)        4,437,215        (2,521,438)
                                                         -----------       -----------       -----------       -----------
Distributions to shareholders:
Net investment income:
  Class A                                                 (2,625,734)       (2,874,294)       (1,991,128)       (2,133,632)
  Class D                                                    (17,929)           (3,707)          (58,290)          (25,810)
Net realized gain on investments:
  Class A                                                    (13,355)         (813,447)          (67,575)         (239,782)
  Class D                                                        (68)               --            (2,384)               --
                                                         -----------       -----------       -----------       -----------
Decrease in net assets from distributions                 (2,657,086)       (3,691,448)       (2,119,377)       (2,399,224)
                                                         -----------       -----------       -----------       -----------
Transactions in Shares of Beneficial Interest:*
Net proceeds from sale of shares:
  Class A                                                  2,612,961         5,761,739         3,259,927         7,080,082
  Class D                                                    463,188           252,386           514,321         1,346,158
Shares issued in payment of dividends:
  Class A                                                  1,095,007         1,194,799         1,126,718         1,263,936
  Class D                                                     10,660             2,701            34,388             8,781
Exchanged from associated Funds:
  Class A                                                  1,500,260         1,958,021         1,065,941           748,851
  Class D                                                    334,150                --           583,255                --
Shares issued in payment of gain distributions:
  Class A                                                      7,441           425,883            51,235           179,478
  Class D                                                         60                --             2,322                --
                                                         -----------       -----------       -----------       -----------
Total                                                      6,023,727         9,595,529         6,638,107        10,627,286
                                                         -----------       -----------       -----------       -----------
Cost of shares repurchased:
  Class A                                                 (7,404,963)       (5,704,776)       (7,888,154)       (3,909,952)
  Class D                                                   (147,983)           (5,020)         (171,491)           (1,959)
Exchanged into associated Funds:
  Class A                                                   (998,971)         (711,426)       (1,326,399)         (419,075)
  Class D                                                   (319,464)               --        (1,069,453)           (1,267)
                                                         ------------      -----------       -----------       ------------
Total                                                     (8,871,381)       (6,421,222)      (10,455,497)       (4,332,253)
                                                         -----------       -----------       -----------       -----------
Increase (decrease) in net assets from transactions
  in Shares of Beneficial Interest                        (2,847,654)        3,174,307        (3,817,390)        6,295,033
                                                         -----------       -----------       -----------       -----------
Increase (decrease) in net assets                           (508,220)       (2,713,760)       (1,499,552)        1,374,371
Net Assets:
Beginning of year                                         50,141,111        52,854,871        40,202,454        38,828,083
                                                         -----------       -----------       -----------       -----------
End of year                                              $49,632,891       $50,141,111       $38,702,902       $40,202,454
                                                         ===========       ===========       ===========       ===========
-----------------
*The Trust began offering Class D shares on February 1, 1994.
See notes to financial statements.

Notes to Financial Statements

1. Seligman Tax-Exempt Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. All shares existing prior to February 1, 1994, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class D shares are sold without an initial sales charge but are subject to a higher distribution fee and a contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:
a. All tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income or excise tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that can be specifically attributed to a particular class, are charged directly to such class.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any Series of the Trust.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995, were as follows:

     Series                   Purchases            Sales
     ------                  -----------        -----------
California High-Yield        $ 8,114,668        $ 8,718,821
California Quality            10,743,235         19,929,752
Florida                        5,607,565          8,373,867
North Carolina                 1,678,668          5,455,081

     At September 30, 1995, the cost of investments for federal income tax purposes was $49,923,360, $93,083,794, $48,557,113, and $38,266,740,
respectively, for the California High-Yield, California Quality, Florida and North Carolina Series, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                 Total              Total
                              Unrealized         Unrealized
     Series                  Appreciation       Depreciation
     ------                  ------------       ------------
California High-Yield         $2,153,643         $  339,522
California Quality             3,694,304          2,234,768
Florida                        1,921,697            635,628
North Carolina                 1,138,842            742,999

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets. For the year ended September 30, 1995, the Manager, at its discretion, waived a portion of its fees for the Florida and North Carolina Series equal to $151,047 and $141,479, respectively. The management fee reflected in the Statements of Operations represent 0.19% and 0.14%, respectively, per annum of their average net assets.
   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sale of Class A shares:

                               Distributor          Dealer
     Series                    Concessions       Commissions
     ------                    -----------       -----------
California High-Yield            $12,307           $ 91,517
California Quality                16,713            120,277
Florida                           12,397             93,763
North Carolina                    15,113            115,498

   The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1995, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees paid aggregated $45,340, $91,898, $115,228, and $92,244, respectively, or 0.10%, 0.10%, 0.24%, and 0.24%, respectively, per annum of average daily net assets.

   The Trust has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1995, fees paid amounted to $8,030, $8,786, $4,053, and $13,248, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

   The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1995, such charges amounted to $288 for the California High-Yield Series, $399 for the California Quality Series, $189 for the Florida Series, and $276 for the North Carolina Series.

   Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, Seligman Services, Inc. received commissions of $798 from sales of shares of the Trust. Seligman Services, Inc. also received distribution and service fees of $4,574, pursuant to the Plan.

   Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

     Series
     ------
California High-Yield           $ 72,646
California Quality               134,036
Florida                           75,022
North Carolina                    94,761

   Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

   Fees of $23,000 were incurred by the Trust for the legal services of Sullivan & Cromwell, a member of which firm is a trustee of the Trust.

   The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1995, were as follows:

     Series
     ------
California High-Yield            $23,502
California Quality                23,502
Florida                           10,630
North Carolina                     7,207

5. Class-specific expenses charged to Class A and Class D during the year ended September 30, 1995, which are included in the corresponding captions of the Statements of Operations, were as follows:

                                                                          Shareholder
                                        Distribution                      reports and
Series                                and service fees   Registration    communications
------                                ----------------   ------------    --------------
California High-Yield:    Class A          $45,340          $1,034            $765
                          Class D            8,030             554             165
California Quality:       Class A           91,898           1,328           1,026
                          Class D            8,786             517             207
Florida:                  Class A          115,228             988             364
                          Class D            4,053             393              18
North Carolina:           Class A           92,244           1,534             579
                          Class D           13,248             865             363

6. Transactions in Shares of Beneficial Interest were as follows:*

                                             California High-Yield Series         California Quality Series
                                             ----------------------------        ---------------------------
                                               Year ended September 30             Year ended September 30
                                             ----------------------------        ---------------------------
                                               1995              1994               1995              1994
                                             ---------         ---------         ---------         ---------
Sale of shares:
  Class A                                    1,079,685           487,989           590,593         1,210,817
  Class D                                      110,995           108,907            53,458           112,971
Shares issued in payment of dividends:
  Class A                                      219,618           218,487           397,979           409,496
  Class D                                        4,570             1,471             2,531               887
Exchanged from associated Funds:
  Class A                                      404,353            70,262           265,696           294,395
  Class D                                        1,488               452             5,830            16,307
Shares issued in payment
  of gain distributions:
  Class A                                           --            66,949           100,634           234,753
  Class D                                           --                --               566                --
                                             ---------         ---------         ---------         ---------
Total                                        1,820,709           954,517         1,417,287         2,279,626
                                             ---------         ---------         ---------         ---------
Shares repurchased:
  Class A                                   (1,056,589)         (772,412)       (2,039,599)       (1,614,125)
  Class D                                       (1,935)           (7,290)          (42,182)           (2,585)
Exchanged into associated Funds:
  Class A                                     (302,366)          (58,674)         (513,872)         (400,621)
  Class D                                      (21,039)             (454)          (17,443)             (313)
                                             ---------         ---------         ---------         ---------
Total                                       (1,381,929)         (838,830)       (2,613,096)       (2,017,644)
                                             ---------         ---------         ----------        ---------
Increase (decrease) in shares                  438,780           115,687        (1,195,809)          261,982
                                             =========         =========         =========         =========

Note 6. (continued)
                                                   Florida Series                   North Carolina Series
                                             ---------------------------         ---------------------------
                                               Year ended September 30             Year ended September 30
                                             ---------------------------         ---------------------------
                                               1995              1994              1995               1994
                                             ---------         ---------         ---------         ---------
Sale of shares:
  Class A                                      347,578           734,617           438,845           892,418
  Class D                                       60,844            33,552            72,260           175,027
Shares issued in payment of dividends:
  Class A                                      146,628           154,793           151,286           163,227
  Class D                                        1,419               362             4,585             1,170
Exchanged from associated Funds:
  Class A                                      199,964           252,598           147,787            95,126
  Class D                                       43,212                --            82,219                --
Shares issued in payment
  of gain distributions:
  Class A                                        1,075            53,369             7,647            22,323
  Class D                                            9                --               347                --
                                             ---------         ---------         ---------         ---------
Total                                          800,729         1,229,291           904,976         1,349,291
                                             ---------         ---------         ---------         ---------
Shares repurchased:
  Class A                                     (999,949)         (744,532)       (1,057,443)         (508,245)
  Class D                                      (19,405)             (672)          (22,493)             (262)
Exchanged into associated Funds:
  Class A                                     (135,404)          (92,862)         (183,108)          (54,138)
  Class D                                      (41,150)               --          (150,222)             (174)
                                             ---------         ---------         ---------         ---------
Total                                       (1,195,908)         (838,066)       (1,413,266)         (562,819)
                                             ---------         ---------         ---------         ---------
Increase (decrease) in shares                 (395,179)          391,225          (508,290)          786,472
                                             =========         =========         =========         =========

------------------------
*The Trust began offering Class D shares on February 1, 1994.

Financial Highlights

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Series' beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred foreach item as disclosed in the financial statements to their equivalent per share amounts using average shares outstanding.

   The total return based on net asset value measures a Series' performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total returns for periods of less than one year are not annualized.




Per Share Operating Performance:
                                                                 Net           Increase
                                 Net Asset                     Realized &     (Decrease)               Distributions   Net Increase
                                  Value at        Net          Unrealized       from         Dividends       from     (Decrease) in
       Fiscal Year               Beginning     Investment      Investment     Investment      Paid or       Net Gain      Net Asset
        or Period                of Period       Income*       Gain (Loss)    Operations     Declared       Realized        Value
Class A:
California High-Yield Series
  Year ended 9/30/95               $6.30          $0.37          $0.17          $0.54         ($0.37)            --          $0.17
  Year ended 9/30/94                6.73           0.37          (0.34)          0.03          (0.37)         (0.09)         (0.43)
  Year ended 9/30/93                6.65           0.39           0.28           0.67          (0.39)         (0.20)          0.08
  Year ended 9/30/92                6.50           0.41           0.16           0.57          (0.41)         (0.01)          0.15
  Year ended 9/30/91                6.18           0.42           0.33           0.75          (0.42)         (0.01)          0.32
California Quality Series
  Year ended 9/30/95                6.39           0.34           0.32           0.66          (0.34)         (0.06)          0.26
  Year ended 9/30/94                7.28           0.35          (0.73)         (0.38)         (0.35)         (0.16)         (0.89)
  Year ended 9/30/93                6.85           0.37           0.54           0.91          (0.37)         (0.11)          0.43
  Year ended 9/30/92                6.65           0.40           0.22           0.62          (0.40)         (0.02)          0.20
  Year ended 9/30/91                6.22           0.40           0.46           0.86          (0.40)         (0.03)          0.43
Florida Series
  Year ended 9/30/95                7.34           0.40           0.37           0.77          (0.40)            --           0.37
  Year ended 9/30/94                8.20           0.42          (0.74)         (0.32)         (0.42)         (0.12)         (0.86)
  Year ended 9/30/93                7.56           0.46           0.65           1.11          (0.46)         (0.01)          0.64
  Year ended 9/30/92                7.37           0.47           0.19           0.66          (0.47)            --           0.19
  Year ended 9/30/91                6.90           0.43           0.47           0.90          (0.43)            --           0.47
North Carolina Series
  Year ended 9/30/95                7.30           0.39           0.45           0.84          (0.39)         (0.01)          0.44
  Year ended 9/30/94                8.22           0.41          (0.87)         (0.46)         (0.41)         (0.05)         (0.92)
  Year ended 9/30/93                7.61           0.43           0.63           1.06          (0.43)         (0.02)          0.61
  Year ended 9/30/92                7.39           0.44           0.22           0.66          (0.44)            --           0.22
  Year ended 9/30/91                7.04           0.45           0.35           0.80          (0.45)            --           0.35
Class D:
California High-Yield Series
  Year ended 9/30/95                6.31           0.31           0.17           0.48          (0.31)            --           0.17
  2/1/94**--9/30/94                 6.67           0.21          (0.36)         (0.15)         (0.21)            --          (0.36)
California Quality Series
  Year ended 9/30/95                6.38           0.28           0.31           0.59          (0.28)         (0.06)          0.25
  2/1/94**--9/30/94                 7.13           0.19          (0.75)         (0.56)         (0.19)            --          (0.75)
Florida Series
  Year ended 9/30/95                7.34           0.34           0.38           0.72          (0.34)            --           0.38
  2/1/94**--9/30/94                 8.10           0.24          (0.76)         (0.52)         (0.24)            --          (0.76)
North Carolina Series
  Year ended 9/30/95                7.29           0.33           0.46           0.79          (0.33)         (0.01)          0.45
  2/1/94**--9/30/94                 8.17           0.23          (0.88)         (0.65)         (0.23)            --          (0.88)


                                                                             Ratio of Net
                                Net Asset     Total Return     Ratio of       Investment                  Net Assets
                                 Value at       Based on      Expenses to       Income                     at End of
     Fiscal Year                   End          Net Asset       Average       to Average     Portfolio      Period
      or Period                 of Period         Value       Net Assets*     Net Assets*     Turnover  (000's omitted)

Class A:
California High-Yield Series
  Year ended 9/30/95               $6.47           8.85%          0.90%          5.84%         17.64%       $51,504
  Year ended 9/30/94                6.30           0.41           0.85           5.74           8.36         48,007
  Year ended 9/30/93                6.73          10.66           0.88           5.94           7.70         51,218
  Year ended 9/30/92                6.65           9.00           0.82           6.20          45.50         49,448
  Year ended 9/30/91                6.50          12.53           0.83           6.67           5.13         49,172
California Quality Series
  Year ended 9/30/95                6.65          10.85           0.89           5.34          11.24         94,947
  Year ended 9/30/94                6.39          (5.46)          0.81           5.20          22.16         99,020
  Year ended 9/30/93                7.28          13.92           0.82           5.30          15.67        111,732
  Year ended 9/30/92                6.85           9.56           0.78           5.86          34.25         93,557
  Year ended 9/30/91                6.65          14.35           0.78           6.19          20.11         77,884
Florida Series
  Year ended 9/30/95                7.71          10.87           0.72           5.38          11.82         49,030
  Year ended 9/30/94                7.34          (3.99)          0.42           5.49           6.17         49,897
  Year ended 9/30/93                8.20          15.21           0.23           5.82          16.42         52,855
  Year ended 9/30/92                7.56           9.24           0.17           6.32          12.62         37,957
  Year ended 9/30/91                7.37          13.41           0.90           6.00             --         28,173
North Carolina Series
  Year ended 9/30/95                7.74          11.92           0.82           5.21           4.38         37,446
  Year ended 9/30/94                7.30          (5.80)          0.44           5.29          15.61         38,920
  Year ended 9/30/93                8.22          14.46           0.23           5.44           3.13         38,828
  Year ended 9/30/92                7.61           9.23           0.14           5.83          12.51         21,836
  Year ended 9/30/91                7.39          11.97           0.07           6.10             --          9,255
Class D:
California High-Yield Series
  Year ended 9/30/95                6.48           7.78           1.91           4.84          17.64          1,277
  2/1/94**--9/30/94                 6.31          (2.47)          1.74+          4.73+          8.36++          650
California Quality Series
  Year ended 9/30/95                6.63           9.61           1.88           4.36          11.24            863
  2/1/94**--9/30/94                 6.38          (8.01)          1.77+          4.39+         22.16++          812
Florida Series
  Year ended 9/30/95                7.72          10.07           1.66           4.53          11.82            603
  2/1/94**--9/30/94                 7.34          (6.64)          1.29+          4.61+          6.17++          244
North Carolina Series
  Year ended 9/30/95                7.74          11.19           1.64           4.42           4.38          1,257
  2/1/94**--9/30/94                 7.29          (8.15)          1.27+          4.49+         15.61++        1,282


                                                                Adjusted
                                                  Adjusted      Ratio of
                               Adjusted Net       Ratio of   Net Investment
                                Investment      Expenses to      Income
     Fiscal Year                  Income        Average Net    to Average
      or Period                 per Share*        Assets*      Net Assets*

Class A:
California High-Yield Series
  Year ended 9/30/95
  Year ended 9/30/94
  Year ended 9/30/93
  Year ended 9/30/92
  Year ended 9/30/91
California Quality Series
  Year ended 9/30/95
  Year ended 9/30/94
  Year ended 9/30/93
  Year ended 9/30/92
  Year ended 9/30/91
Florida Series
  Year ended 9/30/95               $0.37           1.03%          5.07%
  Year ended 9/30/94                0.38           1.00           4.91
  Year ended 9/30/93                0.40           1.03           5.01
  Year ended 9/30/92                0.41           1.02           5.47
  Year ended 9/30/91                0.42           1.15           5.75
North Carolina Series
  Year ended 9/30/95                0.36           1.18           4.85
  Year ended 9/30/94                0.35           1.13           4.60
  Year ended 9/30/93                0.35           1.22           4.45
  Year ended 9/30/92                0.34           1.40           4.57
  Year ended 9/30/91                0.22           3.22           2.96
Class D:
California High-Yield Series
  Year ended 9/30/95
  2/1/94**--9/30/94
California Quality Series
  Year ended 9/30/95
  2/1/94**--9/30/94
Florida Series
  Year ended 9/30/95                0.31           1.97           4.22
  2/1/94**--9/30/94                 0.21           1.84+          4.06+
North Carolina Series
  Year ended 9/30/95                0.31           2.00           4.06
  2/1/94**--9/30/94                 0.20           1.95+          3.82+


 *During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not waived fees and reimbursed expenses.
**Commencement of operations.
 +Annualized.
++For the year ended September 30, 1994.
See notes to financial statements.

Report of Independent Auditors

The Trustees and Shareholders,
Seligman Tax-Exempt Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida and North Carolina Series of Seligman Tax-Exempt Series Trust as of September 30, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida and North Carolina Series of Seligman Tax-Exempt Series Trust as of September 30, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE LLP
--------------------------
DELOITTE & TOUCHE LLP
New York, New York
November 3, 1995

Trustees

Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy at
   Tufts University
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel 2
Director or Trustee,
   Various Organizations

William C. Morris 1
Chairman
Chairman of the Board and President,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Daniel Industries, Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Ronald T. Schroeder 1
Managing Director, J. & W. Seligman & Co. Incorporated

Robert L. Shafer 3
Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

Brian T. Zino 1
President
Managing Director, J. & W. Seligman & Co. Incorporated

---------------------
Member:
1 Executive Committee
2 Audit Committee
3 Trustee Nominating Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary


Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder Services

(800) 622-4597     24-Hour Automated
                   Telephone
                   Access Service

                   SELIGMAN FINANCIAL SERVICES, INC.
                           an affiliate of
                           (LOGO GOES HERE)
                       J. & W. SELIGMAN & CO.
                            INCORPORATED
                          ESTABLISHED 1864
                100 Park Avenue, New York, NY  10017


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Tax-Exempt Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                 TEB2 9/95